UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Florida - 146.6%	Broward County, Florida, School Board, COP, Series A, 5.25%,
	7/01/22 (a)	$2,500	$2,436,800
	Crossings at Fleming Island Community Development District, Florida,
	Utility Revenue Bonds, 6.75%, 10/01/09 (b)	4,400	4,661,404
	Deltona, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (c)	1,095	1,015,503
	Escambia County, Florida, Environmental Improvement Revenue
	Refunding Bonds (International Paper Company Projects), AMT, Series A,
	5.75%, 11/01/27	4,000	2,777,000
	Escambia County, Florida, Health Facilities Authority, Health Facility
	Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (d)	566	571,929
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue
	Bonds, AMT, Series 2, 4.70%, 7/01/22 (e)(f)(g)	2,445	1,977,809
	Florida Municipal Loan Council Revenue Bonds, CABS, Series A, 5.03%,
	4/01/20 (c)(h)	4,000	2,056,080
	Florida State Board of Education, GO (Public Education Capital
	Outlay), Series J, 5%, 6/01/24 (d)	6,150	6,032,351
	Florida State Board of Education, Lottery Revenue Bonds, Series B,
	5%, 7/01/23	2,000	1,951,160
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
	Improvement Bonds, Series A, 5.25%, 6/01/26	2,500	1,975,900
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
	Cancer Center Project), Series A, 5.25%, 7/01/22	1,500	1,259,625
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), 5.50%, 10/01/23	1,955	1,613,481
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series A, 5.65%, 5/15/18	1,000	933,170
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series B, 5.15%, 9/01/25	500	495,125
	Hillsborough County, Florida, School Board, COP, 5%, 7/01/27 (c)	1,000	942,030
	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding
	Bonds, AMT, Series A-1, 5.625%, 10/01/39 (e)(f)(g)	1,000	875,980
	Lakeland, Florida, Water and Wastewater Revenue Refunding Bonds,
	5%, 10/01/27	1,000	948,370
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding
	Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/22	1,500	1,055,010
	Lee County, Florida, Transportation Facilities Revenue Refunding
	Bonds, Series B, 5%, 10/01/22 (d)	3,000	2,914,920
	Marco Island, Florida, Utility System Revenue Bonds, 5.25%,
	10/01/21 (c)	1,000	1,001,240

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Marco Island, Florida, Utility System Revenue Bonds, 5%,
10/01/22 (c)	$2,000	$1,943,280
Marco Island, Florida, Utility System Revenue Bonds, 5%,
10/01/23 (c)	1,375	1,327,274
Marion County, Florida, Hospital District, Revenue Refunding Bonds
(Munroe Regional Health System), 5%, 10/01/22	1,500	1,217,400
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
11/15/21	1,310	1,096,038
Miami-Dade County, Florida, Educational Facilities Authority Revenue
Bonds (University of Miami), Series A, 5%, 4/01/14 (b)(d)	2,695	2,880,470
Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
5.25%, 5/01/21 (i)	4,000	3,995,280
Miami-Dade County, Florida, Special Obligation Revenue Bonds,
Sub-Series B, 5.62%, 10/01/32 (c)(h)	7,560	1,545,188
Miami-Dade County, Florida, Special Obligation Revenue Refunding
Bonds, Sub-Series A, 5.24%, 10/01/19 (c)(h)	5,365	2,803,373
Miami-Dade County, Florida, Special Obligation Revenue Refunding
Bonds, Sub-Series A, 5.28%, 10/01/20 (c)(h)	10,000	4,850,200
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Revenue Bonds (Unit of Development
Number 43), 6.10%, 8/01/11 (b)	2,735	2,933,971
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Revenue Bonds (Unit of Development
Number 43), 6.10%, 8/01/21	550	491,557
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement, Revenue Refunding Bonds (Unit of
Development Number 43), Series B, 4.50%, 8/01/22 (j)	1,000	748,760
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement, Revenue Refunding Bonds (Unit of
Development Number 43), Series B, 5%, 8/01/31 (j)	1,000	691,790
Orange County, Florida, Educational Facilities Authority, Educational
Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/22 (d)	725	701,155
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Adventist Health System), 5.625%, 11/15/12 (b)	4,450	4,875,375
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Orlando Regional Healthcare), VRDN, Series A-1, 3%, 10/01/41
(a)(k)(l)	200	200,000
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Orlando Regional Healthcare), VRDN, Series A-2, 4.30%,
10/01/41 (a)(k)(l)	500	500,000
Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/22 (c)	1,770	1,719,803
Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (c)	1,485	1,433,456
Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/24 (c)	1,500	1,437,945
Sterling Hill Community Development District, Florida, Capital
Improvement Revenue Refunding Bonds, Series A, 6.10%, 5/01/23	4,285	3,675,630
Stevens Plantation Improvement Project Dependent Special District,
Florida, Revenue Bonds, 6.375%, 5/01/13	2,445	2,195,097

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC),
	AMT, 6.80%, 10/01/32	$1,165	$995,085
	Tohopekaliga, Florida, Water Authority, Utility System Revenue
	Bonds, Series B, 5%, 10/01/22 (a)	1,975	1,918,989
	Tohopekaliga, Florida, Water Authority, Utility System Revenue
	Bonds, Series B, 5%, 10/01/23 (a)	1,180	1,139,042
	Tohopekaliga, Florida, Water Authority, Utility System Revenue
	Refunding Bonds, Series A, 5%, 10/01/21 (a)	3,630	3,562,155
	Tohopekaliga, Florida, Water Authority, Utility System Revenue
	Refunding Bonds, Series A, 5%, 10/01/23 (a)	2,000	1,930,580
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.375%, 5/01/17	1,300	1,164,124
	Village Center Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series A, 6.35%, 1/01/18	2,000	1,893,500
	Village Center Community Development District, Florida, Utility
	Revenue Bonds, 5.25%, 10/01/23 (c)	5,000	4,853,850
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6%, 5/01/22	1,385	1,205,213
	Watergrass Community Development District, Florida, Special
	Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	833,540
			100,254,007
U.S. Virgin Islands -	Virgin Islands Public Finance Authority, Refinery Facilities Revenue
1.5	Bonds (Hovensa Refinery), AMT, 4.70%, 7/01/22	1,500	1,004,250
	Total Municipal Bonds - 148.1%		101,258,257
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (m)
Florida - 12.1%	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-2, 6%, 9/01/40 (e)(f)(g)	1,500	1,449,525
	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT,
	Series A, 5.90%, 9/01/40 (e)(f)(g)	1,001	894,426
	Palm Beach County, Florida, School Board, COP, Refunding, Series D,
	5%, 8/01/28 (a)	6,510	5,951,833
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 12.1%		8,295,784
	Total Long-Term Investments (Cost - $120,191,775) - 160.2%		109,554,041
	Short-Term Securities	Shares
	CMA Florida Municipal Money Fund, 1.20% (n)(o)	5,302,992	5,302,992
	Total Short-Term Securities
	(Cost - $5,302,992) - 7.8%		5,302,992
	Total Investments (Cost - $125,494,767*) - 168.0%		114,857,033
	Other Assets Less Liabilities - 1.8%		1,255,035
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (7.0)%		(4,791,822)
	Preferred Shares, at Redemption Value - (62.8)%		(42,927,192)
	Net Assets Applicable to Common Shares - 100.0%		$68,393,054

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments October 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$120,630,323
Gross unrealized appreciation	$802,820
Gross unrealized depreciation	(11,331,736)
Net unrealized depreciation	$(10,528,916)

(a)	FSA Insured.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	MBIA Insured.
(d)	AMBAC Insured.
(e)	GNMA Collateralized.
(f)	FNMA Collateralized.
(g)	FHLMC Collateralized.
(h)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(i)	Assured Guaranty Insured.
(j)	ACA Insured.
(k)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(l)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Represents the current yield as of report date.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Florida Municipal Money Fund	5,302,530	$ 9,486

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments October 31, 2008 (Unaudited)

  Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$5,302,992
Level 2	109,554,041
Level 3	-
Total	$114,857,033

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 19, 2008

By:	/s/Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 19, 2008